Shareholders' equity (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 1,059,826	$ 1,220,146
Current liabilities	1,074,882	898,764
Non-current assets	3,780,681	3,671,636
Non-current liabilities	2,308,991	2,282,764
Accumulated non-controlling interests	254,713	268,009
Net revenues	2,573,233	3,033,990	$ 2,622,110
Net (loss) income for the year	(289,196)	76,394	156,087
Other comprehensive loss	78,927	61,647	(74,321)
Total comprehensive income (loss) for the year	(210,269)	138,041	81,766
Net cash provided by (used in) operating activities	246,846	266,630	492,985
Net cash (used in) provided by financing activities	(25,284)	(149,234)	(344,134)
(Decrease) increase in cash and cash equivalents	(40,567)	(245,991)	$ (342,346)
Nexa Resources Peru S.A.A. [member]
IfrsStatementLineItems [Line Items]
Current assets	581,466	658,099
Current liabilities	292,067	260,980
Current net assets	289,399	397,119
Non-current assets	1,361,412	1,282,556
Non-current liabilities	385,208	409,106
Non-current net assets	976,204	873,450
Net assets	1,265,603	1,270,569
Accumulated non-controlling interests	207,966	217,167
Net revenues	735,337	892,389
Net (loss) income for the year	12,491	106,501
Other comprehensive loss		7,308
Total comprehensive income (loss) for the year	12,491	113,809
Comprehensive (loss) income attributable to non-controlling interests	(9,206)	1,199
Dividends paid to non-controlling interests	124
Net cash provided by (used in) operating activities	206,163	196,850
Net cash used in investing activities	(226,991)	(86,969)
Net cash (used in) provided by financing activities	(3,604)	(137,426)
(Decrease) increase in cash and cash equivalents	(26,145)	(28,582)
Pollarix S.A. [member]
IfrsStatementLineItems [Line Items]
Current assets	12,283	9,822
Current liabilities	11,734	8,820
Current net assets	549	1,002
Non-current assets	73,312	68,984
Non-current liabilities	9,421
Non-current net assets	63,891	68,984
Net assets	64,440	69,986
Accumulated non-controlling interests	46,747	50,842
Net revenues	11,740	6,906
Net (loss) income for the year	13,700	29,635
Other comprehensive loss	5,606	9,686
Total comprehensive income (loss) for the year	19,306	39,321
Comprehensive (loss) income attributable to non-controlling interests	14,261	30,870
Dividends paid to non-controlling interests	23,589
Net cash provided by (used in) operating activities	(5,189)	4,474
Net cash used in investing activities	36,993
Net cash (used in) provided by financing activities	(32,185)	(6,945)
(Decrease) increase in cash and cash equivalents	$ (381)	$ (2,471)